DEBT FACILITY	12 Months Ended
Feb. 29, 2016
DEBT FACILITY
DEBT FACILITY

11. DEBT FACILITY

        The Company has established a credit facility with Comerica Bank and Export Development Canada. As at February 29, 2016, this asset based credit facility was for a total of $40,000 plus $4,000 for letters of credit and foreign exchange facilities. Credit availability is subject to ongoing compliance with borrowing covenants and short term assets on hand. The Company had drawn $22,152 on the facility as at February 29, 2016 [2015 – $32,400], and $1,853 against its letter of credit facility [2015 – $1,864].

        The credit facility which was extended on January 6, 2014, matures on June 1, 2016 and is secured by a first priority charge on all of the assets of DragonWave Inc. and its principal direct and indirect subsidiaries. The terms of the credit facility include other customary terms, conditions, covenants, and representations and warranties. Borrowing options under the credit facility include US dollar, Canadian dollar, and Euro loans. Interest rates vary with market rate fluctuations, with loans bearing interest in the range of 3% to 4% above the applicable base rates. Direct costs associated with obtaining the debt facility such as closing fees, registration and legal expenses have been capitalized and will be amortized over the 30 month term of the facility. During the year ended February 29, 2016 the weighted average debt outstanding was $29,765 [2015 – $20,304] and the Company recognized $2,007 in interest expense related to the debt facility [2015 – $1,401] and expensed $55 in deferred financing cost [2015 – $187].

        The credit facility contains financial covenants including minimum tangible net worth requirements, minimum cash levels to be held at Comerica bank and minimum liquidity ratio requirements. The credit facility also imposes certain restrictions on the Company's ability to acquire capital assets above a threshold over a trailing six month period.

        The Company has in place a forbearance agreement until May 18, 2016, which identifies new minimum covenant levels reflecting the Company's revised financial plans. The forbearance agreement includes a requirement to hold a minimum of $1,000 at Comerica Bank. In addition, the forbearance agreement reduces the facility commitment from $40,000 to $35,000 and implements more frequent monitoring. Subsequent to February 29, 2016, DragonWave Inc. repaid $3,285 on the debt facility. As of May 18, 2016 the Company is in compliance with the financial terms of the forbearance agreement.